Earnings Per Common Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Common Share [Abstract]
Calculation of Basic and Diluted Earnings per Share
The components of the calculation of basic and diluted earnings per common share are as follows:

	Six months ended June 30,	Six months ended June 30,
	2025	2026
Net income / (loss), net of taxes	$(17,008,587)	$96,030,327
Less: Net (income) / loss attributable to non-controlling interest in subsidiaries	3,191,062	(30,550,611)
Net income / (loss) attributable to Castor Maritime Inc.	$(13,817,525)	$65,479,716
Less: Dividend on Series D Preferred Shares	(2,513,889)	(2,500,000)
Less: Deemed dividend on Series D Preferred Shares	(1,451,187)	(1,620,049)
Net income / (loss) available to common shareholders, basic	(17,782,601)	61,359,667
Dividend on Series D Preferred Shares	2,513,889	2,500,000
Deemed dividend on Series D Preferred Shares	1,451,187	1,620,049
Effect of subsidiary share based expense on diluted EPS	—	(303,605)
Net income / (loss) attributable to common shareholders, diluted	(13,817,525)	65,176,111

Weighted average number of common shares outstanding, basic	9,662,354	9,662,354
Effect of dilutive shares	—	48,512,730
Weighted average number of common shares outstanding, diluted	9,662,354	58,175,084

Earnings / (loss) per common share, basic	$(1.84)	$6.35
Earnings / (loss) per common share, diluted	$(1.84)	$1.12